Operating Revenue - Charters (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2024
Operating Revenue
Operating revenues	$ 262,154	$ 246,306	$ 515,461	$ 499,755	$ 499,755
Current portion of unearned revenue	41,519		41,519			$ 49,665
Time charters and bareboat charters
Operating Revenue
Operating revenues			488,717		476,853
Voyage charters
Operating Revenue
Operating revenues			26,744		$ 22,902
Accounts receivable	1,400		1,400			400
Current portion of unearned revenue	$ 2,200		$ 2,200			$ 1,700